UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Floating-Rate Municipal Income Fund (formerly, AMT-Free Limited Maturity Municipal Income Fund)

Massachusetts Limited Maturity Municipal Income Fund

National Limited Maturity Municipal Income Fund

New York Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Indiana Bond Bank Special Program Gas Revenue, (Liq: JPMorgan Chase Bank NA), 0.39%, 4/15/17(1)(2)	$2,000	$2,000,000

		$2,000,000

Education — 6.4%
Bethlehem, PA, Area School District, 0.539%, 1/1/18 (Put Date), 1/1/30(3)	$3,000	$3,016,320
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank N.A.), 0.02%, 8/15/34(6)	2,400	2,400,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank N.A.), 0.03%, 3/1/40(6)	2,100	2,100,000
North Carolina Educational Facilities Finance Agency, (Duke University), 0.04%, 6/1/27(6)	1,300	1,300,000
West Virginia University, 0.57%, 10/1/19 (Put Date), 10/1/41(3)	4,500	4,503,105

		$13,319,425

Electric Utilities — 9.7%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Generation LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,033,610
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,184,703
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	690	734,498
Long Island Power Authority, NY, Electric System Revenue, 0.763%, 11/1/18 (Put Date), 5/1/33(3)	8,000	8,002,480
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,026,180
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,541,520
Oklahoma Municipal Power Authority, 0.84%, 8/1/18 (Put Date), 1/1/23(3)	1,680	1,681,411
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,994,720

		$20,199,122

Escrowed/Prerefunded — 0.2%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$330,941

		$330,941

General Obligations — 14.0%
California, 0.79%, 5/1/17(3)	$1,100	$1,110,076
California, 5.00%, 10/1/18	2,160	2,474,150
Connecticut, 1.06%, 8/15/20(3)	3,000	3,074,010
Connecticut, 1.39%, 3/1/18 (Put Date), 3/1/19(3)	1,000	1,002,030
Everett, WA, 0.44%, 12/1/19 (Put Date), 12/1/34(3)	7,000	7,001,890
Illinois, 5.00%, 8/1/17	1,000	1,089,670
Illinois, 5.00%, 1/1/18	1,000	1,095,350
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	244,915
Lockport, NY, 3.375%, 10/27/15(1)	1,500	1,502,820
Manheim Township, PA, School District, 0.506%, 5/1/18 (Put Date), 5/1/25(3)	1,610	1,611,240
Massachusetts, 0.47%, 1/1/18(3)	2,500	2,512,425

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 0.616%, 11/1/18(3)	$1,500	$1,517,280
Mississippi, 0.57%, 9/1/17(3)	2,825	2,826,921
New York, NY, 0.62%, 8/1/27(3)	2,000	1,994,680

		$29,057,457

Hospital — 18.3%
California Statewide Communities Development Authority, (Kaiser Permanente), 0.99%, 5/1/17 (Put Date), 4/1/52(3)	$4,000	$4,044,120
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.654%, 7/1/19 (Put Date), 7/1/49(3)	1,000	1,003,520
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.94%, 2/1/17 (Put Date), 8/1/38(3)	7,160	7,327,258
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 0.99%, 2/18/20 (Put Date), 8/15/35(3)	8,000	8,011,040
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.183%, 6/1/24 (Put Date), 6/1/28(3)	2,000	2,012,980
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.62%, 12/1/19 (Put Date), 12/1/42(3)	3,000	3,000,990
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,042,250
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	275,572
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.254%, 11/15/16 (Put Date), 5/15/42(3)	3,000	3,029,430
Massachusetts Development Finance Agency, (Partners Healthcare System), 0.59%, 1/30/18 (Put Date), 7/1/38(3)	1,990	1,990,099
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00%, 7/1/15 (Put Date), 7/1/39	1,365	1,396,436
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 0.886%, 5/1/18(3)	1,020	1,020,204
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.78%, 12/1/17 (Put Date), 12/1/33(3)	2,310	2,303,971
Oregon Facilities Authority, (Providence Health and Services), 0.92%, 10/1/17 (Put Date), 10/1/20(3)	1,500	1,506,000

		$37,963,870

Housing — 1.4%
Michigan Housing Development Authority, (AMT), (SPA: JPMorgan Chase Bank N.A.), 0.06%, 10/1/37(6)	$3,000	$3,000,000

		$3,000,000

Industrial Development Revenue — 8.3%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$1,990,500
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	165	166,343
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.27%, 12/1/25(6)	6,600	6,600,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,515,030
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.79%, 12/2/19 (Put Date), 12/1/44(3)	7,000	6,965,000

		$17,236,873

Insured-Education — 0.5%
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	$1,000	$1,055,910

		$1,055,910

Insured-Escrowed/Prerefunded — 0.2%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$449,956

		$449,956

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.6%
New York, NY, (AMBAC), 5.00%, 8/15/18	$2,035	$2,316,664
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,073,930

		$3,390,594

Insured-Housing — 0.1%
Massachusetts Housing Finance Agency, (AGM), (Liq: Morgan Stanley Bank), 0.69%, 7/1/25(1)(2)	$285	$284,762

		$284,762

Insured-Transportation — 1.1%
Triborough Bridge & Tunnel Authority, NY, (AGM), 0.48%, 1/1/19(3)	$2,200	$2,208,976

		$2,208,976

Lease Revenue/Certificates of Participation — 2.3%
New Jersey Economic Development Authority, (School Facilities Construction), 0.77%, 2/1/17(3)	$2,725	$2,728,815
New Jersey Economic Development Authority, (School Facilities Construction), 1.59%, 9/1/27(3)	2,000	1,995,620

		$4,724,435

Other Revenue — 6.8%
Lancaster, OH, Port Authority, 0.824%, 8/1/19 (Put Date), 5/1/38(3)	$3,600	$3,619,944
New Jersey Economic Development Authority, (School Facilities Construction), 0.94%, 2/1/17(3)	2,000	2,002,760
New Mexico Municipal Energy Acquisition Authority, 0.854%, 8/1/19 (Put Date), 11/1/39(3)	7,000	7,045,080
Texas Municipal Gas Acquisition and Supply Corp., 0.51%, 9/15/17(3)	1,455	1,456,979

		$14,124,763

Senior Living/Life Care — 0.2%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	$590	$407,100

		$407,100

Special Tax Revenue — 5.5%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$55	$55,278
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	5	5,027
Louisiana, Gasoline and Fuels Tax Revenue, 0.579%, 5/1/17 (Put Date), 5/1/43(3)	2,500	2,515,700
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	25,075
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	54,401
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	39,859
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	40,841
New York Local Government Assistance Corp., (SPA: JPMorgan Chase Bank N.A.), 0.02%, 4/1/19(6)	4,500	4,500,000
New York Urban Development Corp., Personal Income Tax Revenue, (SPA: JPMorgan Chase Bank N.A.), 0.04%, 3/15/33(6)	4,000	4,000,000
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	101,761
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	4,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	100	64,053

		$11,405,995

3

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.8%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,590,525

		$1,590,525

Transportation — 15.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.64%, 4/1/20 (Put Date), 4/1/34(3)	$5,000	$5,002,150
Kansas Department of Transportation, 0.504%, 9/1/19(3)	2,000	1,993,500
Metropolitan Transportation Authority, NY, 0.934%, 11/1/17(3)	1,700	1,722,066
Metropolitan Transportation Authority, NY, 0.584%, 11/1/18 (Put Date), 11/1/26(3)	1,500	1,502,460
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.04%, 12/15/19 (Put Date), 6/15/34(3)	9,500	9,504,275
New Jersey Turnpike Authority, 0.674%, 1/1/18 (Put Date), 1/1/24(3)	1,000	1,001,670
North Texas Tollway Authority, 0.71%, 1/1/20 (Put Date), 1/1/38(3)	8,000	8,009,280
Pennsylvania Turnpike Commission, 1.31%, 12/1/20(3)	2,450	2,508,065

		$31,243,466

Water and Sewer — 1.4%
North Penn Water Authority, PA, 0.604%, 11/1/19 (Put Date), 11/1/24(3)	$3,000	$3,004,260

		$3,004,260

Total Tax-Exempt Municipal Securities — 94.8% (identified cost $196,380,644)		$196,998,430

Taxable Municipal Securities — 2.9%

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$2,000	$1,999,040

		$1,999,040

Insured-Special Tax Revenue — 1.9%
Pittsburgh and Allegheny County Sports & Exhibition Authority, PA, (AGM), (SPA: PNC Bank N.A.), 0.47%, 11/1/39(6)	$4,000	$4,000,000

		$4,000,000

Total Taxable Municipal Securities — 2.9% (identified cost $6,000,000)		$5,999,040

Total Investments — 97.7% (identified cost $202,380,644)		$202,997,470

Other Assets, Less Liabilities — 2.3%		$4,704,715

Net Assets — 100.0%		$207,702,185

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

4

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $3,953,925 or 1.9% of the Fund’s net assets.

(2)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2014.

(3)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(4)	Security is in default and making only partial interest payments.

(5)	Defaulted matured bond.

(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2014.

The Fund did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,349,486

Gross unrealized appreciation	$966,344
Gross unrealized depreciation	(318,360)

Net unrealized appreciation	$647,984

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$196,998,430	$—	$196,998,430
Taxable Municipal Securities	—	5,999,040	—	5,999,040
Total Investments	$—	$202,997,470	$—	$202,997,470

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,208,170
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,263,970

		$2,472,140

Education — 16.4%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$916,432
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/20	545	643,454
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	179,066
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	577,360
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,136,650
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,195,593
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,117,640
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,080,168
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	589,285
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	113,802
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	227,008
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	171,639
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	774,863
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,143,370

		$10,866,330

Escrowed/Prerefunded — 7.4%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,193,050
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,998,260
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,575	1,743,131

		$4,934,441

General Obligations — 23.0%
Andover, 4.00%, 1/15/23	$1,025	$1,184,951
Brookline, 4.00%, 5/15/22	1,195	1,378,707
Burlington, 5.00%, 2/1/15	500	502,045
Burlington, 5.00%, 2/1/16	500	525,655
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	878,904
Duxbury, 4.00%, 9/1/22	500	574,630
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,118,040
Medfield, 4.00%, 3/15/22	625	714,650
Melrose, 2.00%, 11/1/22	315	309,995

1

Security	Principal Amount (000’s omitted)	Value
Natick, 4.00%, 6/15/20	$1,045	$1,187,726
Southborough, 3.00%, 6/1/21	1,060	1,148,818
Wellesley, 5.00%, 6/1/16	1,100	1,172,776
Wellesley, 5.00%, 6/1/17	1,150	1,270,532
Westwood, 3.00%, 6/1/21	1,320	1,424,755
Weymouth, 4.00%, 9/15/23	660	748,783
Wilmington, 4.00%, 3/15/28	1,000	1,083,280

		$15,224,247

Hospital — 9.0%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$281,230
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	203,698
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	572,010
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	511,515
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,137,410
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,752
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	750,236
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	830,565
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,138,330

		$5,970,746

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$514,420
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	506,545

		$1,020,965

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,635,884

		$1,635,884

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$766,997

		$766,997

Insured-General Obligations — 5.9%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,667,661
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,236,200

		$3,903,861

Insured-Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$571,420
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,126,550

		$1,697,970

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 7.2%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,661,953
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	514,373
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,969,872
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	641,050

		$4,787,248

Insured-Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$616,394

		$616,394

Insured-Water and Sewer — 1.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,258,350

		$1,258,350

Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,143,880
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	571,530

		$1,715,410

Senior Living/Life Care — 1.5%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$340	$341,339
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	305,550
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	100	100,050
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(1)	120	120,414
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	120	124,579

		$991,932

Special Tax Revenue — 4.1%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,637,325
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,073,950

		$2,711,275

Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$558,035

		$558,035

Transportation — 2.6%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$581,245
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,175,620

		$1,756,865

Total Tax-Exempt Municipal Securities — 94.8% (identified cost $58,058,235)		$62,889,090

3

Taxable Municipal Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
Education — 1.7%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,108,195

Total Taxable Municipal Securities — 1.7% (identified cost $1,107,903)		$1,108,195

Total Investments — 96.5% (identified cost $59,166,138)		$63,997,285

Other Assets, Less Liabilities — 3.5%		$2,303,349

Net Assets — 100.0%		$66,300,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 22.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $759,413 or 1.1% of the Fund’s net assets.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	5 U.S. 10-Year Treasury Note	Short	$(630,359)	$(633,984)	$(3,625)
3/15	16 U.S. Long Treasury Bond	Short	(2,249,985)	(2,313,000)	(63,015)

					$(66,640)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

4

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $66,640.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,123,354

Gross unrealized appreciation	$4,886,271
Gross unrealized depreciation	(12,340)

Net unrealized appreciation	$4,873,931

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$62,889,090	$—	$62,889,090
Taxable Municipal Securities	—	1,108,195	—	1,108,195
Total Investments	$—	$63,997,285	$—	$63,997,285

Liability Description
Futures Contracts	$(66,640)	$—	$—	$(66,640)
Total	$(66,640)	$—	$—	$(66,640)

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.7%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$150	$150,615
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,272,958
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,791,910
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,805,642
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	334,869
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,094,829
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,973,050

		$17,423,873

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$125	$127,319

		$127,319

Education — 3.8%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$117,034
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	556,685
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	568,840
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,144,000
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,778,460
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,445,200
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,027,470
Ohio State University, General Receipts, 5.00%, 12/1/23	225	257,290
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,170,150
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,132,900
Rutgers State University, NJ, Series F, 5.00%, 5/1/23	1,000	1,142,820
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	620,026
University of California, 5.00%, 5/15/21	500	557,990
University of Illinois, 0.00%, 4/1/15	1,700	1,698,215
University of Illinois, 0.00%, 4/1/16	1,000	988,220
University of Pittsburgh, 5.50%, 9/15/23	750	880,102
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,402,330
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	758,761
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	639,567
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,136,840

		$25,022,900

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 7.4%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,938,391
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,563,729
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,066,520
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,302,100
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,297,835
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,953,157
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,544,920
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,380,120
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,740,345
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	1,645	1,836,050
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,026,180
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,296,400
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,049,970
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,775,672
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,573,975

		$48,345,364

Escrowed/Prerefunded — 5.1%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$3,690	$3,781,254
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	5,265	5,720,581
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,156,330
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	763,895
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 5.50%, 5/1/20	280	284,850
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,817,760
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,245	2,484,654
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,495	1,630,701
Newberry, SC, Investing In Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/24	1,755	1,835,484
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,285,533
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	28,803
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,270	2,384,476
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,378,925

		$33,553,246

General Obligations — 12.7%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,877,000
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,384,746
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	752,541

Security	Principal Amount (000’s omitted)	Value
Bucks County, PA, 5.125%, 5/1/21	$500	$576,190
California, 5.00%, 12/1/21	6,000	7,268,220
California, 5.00%, 10/1/23	4,000	4,923,560
Chester County, PA, 5.00%, 7/15/28	1,530	1,747,153
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,123,890
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,211,700
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,802,239
Hamilton, OH, School District, 6.15%, 12/1/15	500	527,140
Illinois, 5.00%, 5/1/22	6,000	6,746,100
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	522,874
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,069,671
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,543,640
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,296,332
Madison, AL, 4.00%, 4/1/24	850	933,683
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,333,625
Massachusetts, 5.00%, 8/1/23	7,500	9,281,925
Michigan, 6.00%, 11/1/22	2,985	3,496,689
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,349,628
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	582,575
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,452,864
New York, NY, 5.00%, 8/1/24	2,000	2,435,600
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,456,075
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,167,450
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	13,860	11,425,768

		$83,288,878

Health Care - Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$83	$84,320

		$84,320

Hospital — 7.9%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$567,135
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	568,675
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	564,015
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	578,495
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,636,395
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,102,510
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	768,698
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,501,250
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	531,190
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,305,208
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,018,230
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,070,759
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,765,741
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	689,197
Lebanon County, PA, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,164

Security	Principal Amount (000’s omitted)	Value
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	$1,000	$1,039,150
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	833,025
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,868,859
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,422,912
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	675	726,793
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,107,300
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,871,100
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,724,750
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,079,290
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,066,811
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,107,798
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,178,140
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,048,404
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,073,741
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,073,800
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	285,163
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	2,017,627
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,433,454

		$51,825,779

Housing — 0.3%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$655,840
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	470,231
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	580	580,690
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	69,347

		$1,776,108

Industrial Development Revenue — 4.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(2)	$6,600	$6,862,152
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	787,379
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(2)	2,415	2,486,411
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	506,545
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,380	847,527
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	800	806,512
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,007,057
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44	1,750	1,757,385
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	589,635
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	758,445
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,518,580
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,432,098

		$27,359,726

Security	Principal Amount (000’s omitted)	Value
Insured-Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,330,459

		$1,330,459

Insured-Education — 1.7%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$373,485
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	597,875
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,084,020
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,311,578
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,189,270
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	762,979

		$11,319,207

Insured-Electric Utilities — 1.1%
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	$3,000	$3,158,760
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,366,672
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	566,340
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	102,535
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	618,961
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	498,745
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	976,420

		$7,288,433

Insured-Escrowed/Prerefunded — 2.5%
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	$5,000	$5,532,300
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,225,570
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	371,931
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,909
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,654,757
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	4,019,695
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,786,684

		$16,608,846

Insured-General Obligations — 11.9%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,438,550
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,171,950
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	6,873,200
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,748,329
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,110,392
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,012,279
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	839,948
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	112,046
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,113,414
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,260,960
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,276,518
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	767,006

Security	Principal Amount (000’s omitted)	Value
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	$1,675	$1,992,077
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,058,948
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,213,180
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	8,046,900
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,921,100
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,328,293
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,173,490
Philadelphia, PA, (AGC), 5.25%, 7/15/15	1,935	1,984,826
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,192,020
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,047,730
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,501,420
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	1,994,829
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,552,130
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,446,400
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,755,032

		$77,932,967

Insured-Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,733
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,549,320

		$1,865,053

Insured-Lease Revenue/Certificates of Participation — 0.3%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,022,200
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), 5.00%, 12/1/22	1,000	1,074,650

		$2,096,850

Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$193,056

		$193,056

Insured-Special Tax Revenue — 3.0%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$130	$133,264
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,003,600
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,356,120
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,155,850
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,199,280
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	554,735

		$19,402,849

Insured-Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,405	$2,691,628

		$2,691,628

Insured-Transportation — 3.3%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,180,651
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,117,700
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,437,000
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,896,000
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,208,074
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,996,838
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	731,939
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	262,656
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	762,649

		$21,593,507

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 2.0%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$578,410
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	521,215
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,561,245
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,588,969
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,796,300
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,136,453

		$13,182,592

Lease Revenue/Certificates of Participation — 1.4%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$603,555
California State Public Works Board, 5.00%, 11/1/26	2,725	3,244,412
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/20	2,240	2,425,517
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/22	1,945	2,102,195
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	590,815

		$8,966,494

Other Revenue — 2.2%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$483,180
New Mexico Municipal Energy Acquisition Authority, 0.864% to 8/1/19 (Put Date), 11/1/39(5)	400	402,576
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	4,072,725
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	420	409,303
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	853,110
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	325,851
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,983,264
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,694,675

		$14,224,684

Senior Living/Life Care — 1.7%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16(2)	$725	$759,496
Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	390	149,179
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,961,890
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	363,304
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(2)	1,015	1,015,507
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	1,540	1,545,313
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	280	290,685
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	255	269,066
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	495	341,550
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	1,675	1,835,096
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,966
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,350,212

		$11,342,264

Special Tax Revenue — 5.1%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$145	$145,734
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/21	2,000	1,337,220
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	15	15,081

Security	Principal Amount (000’s omitted)	Value
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	$600	$702,744
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	923,902
Michigan Trunk Line, 5.00%, 11/15/23	600	708,276
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,298,506
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,343,160
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,752,210
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	150	150,453
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	395	358,139
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	200	199,292
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	281,347
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,629,250
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,907,520
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,578,979
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	920	936,201
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	385,294
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	339,639
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	391,712
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,181,650
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	55,003
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	300	192,159
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,252,958

		$33,066,429

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,110,810

		$1,110,810

Transportation — 11.5%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$944,521
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	579,493
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	581,310
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	576,620
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,254,385
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,444,540
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,610,082
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,233,015
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	437,976
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	585,365
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,567,480
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,893,300
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,718,600
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,697,825
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,708,410
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22% to 12/15/21 (Put Date), 6/15/34(5)	4,000	4,002,440
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,826,950

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	$1,000	$1,123,550
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	996,044
Pennsylvania Turnpike Commission, Series 2009D, 5.00%, 12/1/22	500	575,845
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,198,110
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,141,050
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,468,660
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	371,849
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,353,400
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,134,908

		$75,025,728

Water and Sewer — 1.3%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,185,790
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,738,513
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,122,640
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,191,110

		$8,238,053

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $571,070,545)		$616,287,422

Taxable Municipal Securities — 0.8%

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,499,280

		$1,499,280

Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 4.53%, 4/1/15	$985	$981,582
Detroit, MI, (AMBAC), 4.96%, 4/1/20	2,806	2,586,234

		$3,567,816

Total Taxable Municipal Securities — 0.8% (identified cost $4,978,536)		$5,067,096

Total Investments — 95.0% (identified cost $576,049,081)		$621,354,518

Other Assets, Less Liabilities — 5.0%		$33,015,289

Net Assets — 100.0%		$654,369,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.4%
Others, representing less than 10% individually	83.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.8% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $26,181,750 or 4.0% of the Fund’s net assets.

(3)	Defaulted Mature Bond.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(6)	Defaulted bond.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	20 U.S. 10-Year Treasury Note	Short	$(2,521,838)	$(2,535,937)	$(14,099)
3/15	40 U.S. Long Treasury Bond	Short	(5,624,963)	(5,782,500)	(157,537)

					$(171,636)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $171,636.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$575,811,956

Gross unrealized appreciation	$48,048,278
Gross unrealized depreciation	(2,505,716)

Net unrealized appreciation	$45,542,562

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$616,287,422	$—	$616,287,422
Taxable Municipal Securities	—	5,067,096	—	5,067,096
Total Investments	$—	$621,354,518	$—	$621,354,518

Liability Description
Futures Contracts	$(171,636)	$—	$—	$(171,636)
Total	$(171,636)	$—	$—	$(171,636)

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,067,530

		$1,067,530

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$515	$515,067

		$515,067

Education — 7.0%
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	$200	$237,740
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,768,365
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	397,961
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	543,643
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,712,910
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	215	219,096
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	444,206
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	214,497
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,725

		$6,166,143

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,225,760

		$1,225,760

Escrowed/Prerefunded — 3.1%
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	$300	$327,231
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,337,181
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,051,520

		$2,715,932

General Obligations — 7.8%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,146,138
Livingston County, 4.50%, 5/1/23	500	581,470
New Rochelle, 5.00%, 3/15/24	1,500	1,774,245
New York, 5.00%, 3/1/24	1,000	1,226,120
New York City, 5.00%, 8/1/24	1,600	1,860,784
Saratoga Springs, 5.00%, 2/15/22	200	242,898

		$6,831,655

Health Care - Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,559

		$100,559

Hospital — 7.3%
Albany Capital Resource Corp., (Albany College of Pharmacy), 4.00%, 12/1/21	$200	$220,926
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	893,160
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,148,510
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	587,665

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	$740	$860,746
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,140,570
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	795,540
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	710	759,863

		$6,406,980

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,048,070

		$1,048,070

Industrial Development Revenue — 1.2%
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	$500	$502,110
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	560,236

		$1,062,346

Insured-Education — 11.0%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,016,390
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	725	758,538
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,607,823
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,172,240
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,288,785
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,738,987
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,117,740
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,003,830

		$9,704,333

Insured-Electric Utilities — 4.1%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$499,430
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,074,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,044,855

		$3,618,935

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$205	$224,036

		$224,036

Insured-General Obligations — 3.4%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$120,884
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,178,008
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	560,205
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	857,980
Rockland County, (AGM), 5.00%, 3/1/23	250	298,355

		$3,015,432

Insured-Hospital — 2.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,788,512

		$1,788,512

Insured-Lease Revenue/Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,132,830

		$1,132,830

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.7%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,689,063
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,349,700

		$5,038,763

Insured-Transportation — 2.5%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,162,620
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,071,220

		$2,233,840

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$560,150

		$560,150

Other Revenue — 5.5%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$799,980
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,139,170
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	622,420
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,317,732

		$4,879,302

Senior Living/Life Care — 2.7%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$230	$230,492
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	820,305
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	730,905
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	636,356

		$2,418,058

Solid Waste — 2.6%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,268,700

		$2,268,700

Special Tax Revenue — 8.7%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,195,089
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,217,200
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,111,390
Sales Tax Asset Receivable Corp., 5.00%, 10/15/19	1,000	1,174,720

		$7,698,399

Transportation — 10.2%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,118,200
New York Bridge Authority, 5.00%, 1/1/25	530	630,901
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,186,800
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,218,820
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	330,303
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,448,653
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,113,960
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,904,364

		$8,952,001

Water and Sewer — 4.5%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,143,500
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,775,911

		$3,919,411

Total Tax-Exempt Investments — 96.0% (identified cost $78,613,181)		$84,592,744

3

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(1)(2)(3)	150	$433,500

Total Miscellaneous — 0.5% (identified cost $480,000)		$433,500

Total Investments — 96.5% (identified cost $79,093,181)		$85,026,244

Other Assets, Less Liabilities — 3.5%		$3,045,404

Net Assets — 100.0%		$88,071,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 31.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 13.2% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $1,495,846 or 1.7% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Fund did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,000,203

Gross unrealized appreciation	$6,113,356
Gross unrealized depreciation	(87,315)

Net unrealized appreciation	$6,026,041

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$84,592,744	$—	$84,592,744
Miscellaneous	—	—	433,500	433,500
Total Investments	$—	$84,592,744	$433,500	$85,026,244

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015